Finance Costs (Tables)	6 Months Ended
Jun. 30, 2019
Finance Costs [Abstract]
Schedule of Finance Cost
	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Interest Expense – Short-Term Borrowings and Long-Term Debt	107	134	220	262
(Discount) on Redemption of Long-Term Debt (Note 13)	(32)	-	(64)	-
Interest Expense – Lease Liabilities (Note 14)	20	-	39	-
Unwinding of Discount on Decommissioning Liabilities (Note 17)	14	15	28	31
Other	5	7	15	13
	114	156	238	306